Fair Value Measurements (Schedule Of Accumulated Other Comprehensive Loss - Interest Rate Swaps) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss)
Balance at beginning of year	$ 100,292	$ 134,067
Other comprehensive income	52,112	33,775
Balance at end of year	$ 48,180	$ 100,292